Average Annual Total Returns (USAA Cornerstone Aggressive Fund) (USAA Cornerstone Aggressive Fund, Cornerstone Aggressive Fund)	0 Months Ended
Oct. 01, 2014
Average Annual Return:
Past 1 Year	13.00%
Since Inception	15.36%
Inception Date	Jun. 08, 2012
Return After Taxes on Distributions
Average Annual Return:
Past 1 Year	12.34%
Since Inception	14.32%
Inception Date	Jun. 08, 2012
Return After Taxes on Distributions and Sales
Average Annual Return:
Past 1 Year	7.47%
Since Inception	11.47%
Inception Date	Jun. 08, 2012
MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Past 1 Year	22.80%
Since Inception	24.20%
Inception Date	Jun. 08, 2012
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Past 1 Year	(2.02%)
Since Inception	0.02%
Inception Date	Jun. 08, 2012